NOTES PAYABLE (Tables)	12 Months Ended
May 31, 2024
Debt Disclosure [Abstract]
Schedule of notes payable

	May 31,2024	May 31,2023
Notes payable to entities, non-interest bearing, due on demand, unsecured	$54,079	$64,700
Note payable to an individual, due on May 22, 2015, in default (B)	25,000	25,000
Note payable to an entity, non-interest bearing, due on February 1, 2016, in default (D)	50,000	50,000
Note payable to a family trust, stated interest of $2,500, due on October 31, 2015, in default (E)	7,000	7,000
Note payable to a corporation, stated interest of $5,000, due on October 21, 2015, in default (G)	50,000	50,000
Note payable to a corporation, stated interest of $5,000, due on November 6, 2015, in default (H)	50,000	50,000
Note payable to an individual, due on December 20, 2015, in default, 24% default rate from January 20, 2016 (I)	25,000	25,000
Convertible note payable to an entity, interest at 12%, due on December 29, 2016, in default (M)	40,000	40,000
Note payable to a family trust, interest at 10%, due on November 30, 2016, in default (P)	25,000	25,000
Convertible note payable to an individual, interest at 10%, due on demand (V)	46,890	46,890
Convertible note payable to an individual, interest at 8%, due on demand (W)	29,000	29,000
Convertible note payable to an individual, interest at 8%, due on demand (X)	21,500	21,500
Convertible note payable to an entity, interest at 10%, due on demand (Y)	8,100	8,100
Convertible note payable to an entity, interest at 10%, due on March 5, 2019, in default (DD)	35,000	35,000
Convertible note payable to an entity, interest at 10%, due on September 18, 2019, in default (GG)	8,505	8,505
Convertible note payable to an entity, interest at 12%, due on November 30, 2021, in default (SS)	154,764	154,764
Convertible note payable to an entity, interest at 10%, due on June 4, 2022, in default (VV)	152,369	170,212
Convertible note payable to an entity, interest at 8%, due on August 27, 2022, in default, net of discount of $-0- and $4,274, respectively (WW)	14,000	14,000
Convertible note payable to an entity, interest at 12%, due on December 21, 2022, in default (YY)	424	58,250
Convertible note payable to an entity, interest at 12%, due on February 8, 2023, in default (ZZ)	203,095	245,000
Convertible note payable to an entity, interest at 12%, due on June 10, 2023, in default, net of discount of $-0- and $1,065, respectively (AA)	–	37,815
Convertible note payable to an entity, interest at 12%, due on November 4, 2023, in default, net of discount of $-0- and $13,143, respectively (C)	12,649	17,412
Convertible note payable to an entity, interest at 12%, due on April 10, 2024, in default, net of discount of $-0- and $52,586, respectively (F)	76,375	8,514
Convertible note payable to an entity, interest at 10%, due on August 15, 2024, net of discount of $11,319 and $-0-, respectively (J)	10,201	–
Convertible note payable to an entity, interest at 12%, due on September 18, 2024, net of discount of $1,052 and $-0-, respectively (K)	2,448	–
Convertible note payable to an entity, interest at 12%, due on January 18, 2025, net of discount of $19,336 and $-0-, respectively (L)	11,217	–
Note payable to an entity, terms to be agreed on and memorialized subsequent to May 31, 2024	48,641	–
Note payable to the Small Business Administration under the Payroll Protection Program, interest at 1%, due in installments through May 4, 2022, forgivable in part or whole subject to certain requirements.	70,000	70,000
Note payable to the Small Business Administration under the Payroll Protection Program, interest at 1%, due in installments through April 5, 2023, forgivable in part or whole subject to certain requirements.	100,000	100,000
Notes payable to individuals, non-interest bearing, due on demand	103,476	103,476
Total Notes Payable	1,434,733	1,465,138
Less: Current Portion	(1,434,733)	(1,465,138)
Long-Term Notes Payable	$–	$–

Schedule of principal balance of the notes payable was due

	May 31, 2024	May 31, 2023

Lender A	$358,283	$458,014
Lender B	209,874	170,212
14 other lenders	898,285	903,706

Total	1,466,442	1,531,935

Less debt discounts	(31,709)	(66,794)

Net	$1,434,733	$1,465,138